Goodwill - Summary of Movement in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 135,186
Impairment of goodwill recognized during the year	0	$ 0	$ 21,673
Ending balance	130,811	135,186
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	(24,314)	(21,673)
Impairment of goodwill recognized during the year	0	0
Foreign currency translation	1,672	(2,641)
Ending balance	(22,642)	(24,314)	(21,673)
Accumulated impairment [member] | WNS global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill recognized during the year	0	0
Accumulated impairment [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	(24,314)	(21,673)
Impairment of goodwill recognized during the year	0	0
Foreign currency translation	1,672	(2,641)
Ending balance	(22,642)	(24,314)	(21,673)
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	159,500	155,681
Goodwill arising on acquisitions	203	(92)
Foreign currency translation	(6,250)	3,911
Ending balance	153,453	159,500	155,681
Gross carrying value [member] | WNS global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	130,553	129,878
Goodwill arising on acquisitions	203	(92)
Foreign currency translation	(4,260)	767
Ending balance	126,496	130,553	129,878
Gross carrying value [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	28,947	25,803
Foreign currency translation	(1,990)	3,144
Ending balance	$ 26,957	$ 28,947	$ 25,803